INVENTORIES	12 Months Ended
Sep. 30, 2024
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 7 – INVENTORIES

Inventories consists of the following:

	As of September 30,
	2024	2023
	US$	US$
Raw materials	$1,236,671	$3,060,274
Work in progress	510,803	39,658
Self-produced products	485,344	3,448,023
Purchased products -clean-energy equipment	935,644	1,198,758
Purchased products -digitalization and integration equipment	2,228,172	107,072
Compressed natural gas (“CNG”)	-	23,417
Total inventories	$5,396,634	$7,877,202

Self-produced products include compressors, water injection pump skids and wellhead control panels.

The Company reviews its inventories periodically to determine if any reserves are necessary for slow-moving inventory or if a write-down is necessary when the carrying value exceeds net realizable value. There was no allowance for its inventories as of September 30, 2024 and 2023.